Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Consolidated net loss	$ (3,181)	$ (4)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16
Share based compensation	485
Reverse merger cost	2,457
Changes in operating assets and liabilities:
Other current assets	54
Accounts payable	1
Net cash used in operating activities	(168)	(4)
Cash flows from investing activities:
Purchase of property and equipment	(3)
Cash acquired in reverse merger (Appendix A)	170
Net cash provided by investing activities	167
Cash flows from financing activities:
Issuance of shares of Common Stock	136
Loans received from a related company	60	14
Net cash provided by financing activities	196	14
Change in cash and cash equivalents	195	10
Cash and cash equivalents at beginning of year	11	1
Cash and cash equivalents at end of year	206	11
Non-Cash Activity
Purchase of Intangible Asset by issuance of common stock	163
Appendix A - Reverse Merger
Shares issued in the reverse merger	(4)
Sleep X Ltd [Member]
Appendix A - Reverse Merger
Working capital (excluding cash and cash equivalents), net	(129)
Loans, convertible loans and warrants	2,752
Cost of reverse merger	2,457
Shares issued in the reverse merger	4
Cash acquired in reverse merger	$ 170